CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 26,408	$ 4,854
Foreign currency translation	239	177
Comprehensive income	26,647	5,031
Less: Pre-IPO comprehensive income attributable to Cactus LLC	13,928	$ 5,031
Less: comprehensive income attributable to non-controlling interest	8,981
Comprehensive income attributable to Cactus Inc.	$ 3,738